SHARE-BASED PAYMENT - Summary of share option granted to employees and directors (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding, Beginning balance	0	41,350	41,350
Granted	0	0	0
Expired		(41,350)	0
Exercised	0	0	0
Outstanding, Ending balance	0	0	41,350	41,350
Vested and expected to vest	0
Exercisable	0
Weighted average exercise price
Outstanding, Beginning balance	$ 0	$ 0.4	$ 0.4
Granted	0	0	0
Expired	0	0.4	0
Exercised	0	0	0
Outstanding, Ending balance	0	0	0.4	$ 0.4
Vested and expected to vest	0
Exercisable	0
Weighted average grant date fair value per share
Outstanding, Beginning balance	0	0.97	0.97
Granted	0	0	0
Expired	0	0.97	0
Exercised	0	0	0
Outstanding, Ending balance	0	$ 0	$ 0.97	$ 0.97
Vested and expected to vest	0
Exercisable	$ 0
Weighted average remaining contractual year
Outstanding, balance			9 months 21 days	1 year 9 months 21 days
Aggregated intrinsic value
Outstanding, Beginning balance	$ 0	$ 0	$ 9
Granted	0	0	0
Exercised	0	0	0
Outstanding, Ending balance	0	$ 0	$ 0	$ 9
Vested and expected to vest	0
Exercisable	$ 0